Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[1]	$ 12,706		$ 12,869
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Exchange rate changes	[1]	0		0
Fair value of plan assets, ending	[1]	11,633		12,706
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2]	1,156
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[2]	1,120		1,156
U.S. Qualified Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[3]	1,096
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[3]	1,089		1,096
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		278
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending		259		278
International Pension Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[4]	8,588		8,250
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Exchange rate changes	[4]	(602)		(594)
Fair value of plan assets, ending	[4]	7,959		8,588
International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2]	61
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[2]	58		61
International Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[3]	1,116
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[3]	1,227		1,116
International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		425
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending		257		425
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[5]	2,207
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[5]	2,209		2,207
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		958	[2],[5]	932
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending		84		104
Purchases, sales and settlements, net		(51)		(78)
Fair value of plan assets, ending	[2],[5]	991		958
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		1,096	[3],[5]	715
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending		(8)		47
Assets sold during the period		(34)		(7)
Purchases, sales and settlements, net		35		341
Fair value of plan assets, ending	[3],[5]	1,089		1,096
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[5]	1,097
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[5]	1,206		1,097
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2],[5]	55
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[2],[5]	52		55
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		744	[3],[5]	500
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending		25		47
Assets sold during the period		3		8
Purchases, sales and settlements, net		73		254
Transfer into/(out of) Level 3				(19)
Exchange rate changes		(47)		(46)
Fair value of plan assets, ending	[3],[5]	798		744
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		274	[5]	300
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending		16		23
Purchases, sales and settlements, net		(17)		(20)
Exchange rate changes		(37)		(29)
Fair value of plan assets, ending	[5]	$ 236		$ 274

[1]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.
[2]	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.
[3]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[4]	The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.
[5]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).